Derivative Instruments (Schedule of Net Gain (Loss) on Foreign Exchange Contracts) (Detail) (Not Designated as Hedging Instrument, Foreign Exchange Contract, USD $)
In Millions, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments	$ 1.6	$ (0.3)	$ 5.6	$ (0.1)	$ 10.5	$ (0.2)	$ (3.6)
Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments	(0.2)	(1.5)	(0.4)	(2.4)	2.2	(0.3)	(3.7)
Selling, general and administrative
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments	0.3	1.2	0.3	2.3	0	0.1	0.1
Other (expense) income, net
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments	$ 1.5	$ 0	$ 5.7	$ 0	$ 8.3	$ 0	$ 0